Prepayments - Schedule of Prepayments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments [Abstract]
Advertising and promotion	$ 383,333	$ 1,594,444	$ 231,250
Consulting fees			100,000
Management fees		100,000
Other prepayments and deposits	4,978	3,578	60,399
Total	$ 388,311	$ 1,698,022	$ 391,649